EMPLOYEE OPTIONS (Details) - Summary of Stock Option Activity - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Stock Option Activity [Abstract]
Outstanding at beginning of period (in Shares)	196,300	167,500	176,300
Outstanding at beginning of period	$ 4.50	$ 4.50	$ 4.50
Granted (in Shares)	8,600	49,500	9,000
Granted	$ 18.50	$ 6.50	$ 5.00
Exercised	$ 0.00	$ 0.00	$ 0.00
Exercised (in Shares)	0	0	0
Forfeited/ Cancelled (in Shares)	0	(20,700)	(17,800)
Forfeited/ Cancelled	$ 0.00	$ 3.50	$ 4.00
Outstanding at period end (in Shares)	204,900	196,300	167,500
Outstanding at period end	$ 6.00	$ 4.50	$ 4.50
Outstanding at period end (in Dollars)	$ 981,500	$ 3,268,799	$ 83,750
Outstanding at period end	6 years 211 days	1 year 6 months	1 year 6 months
Options vested and exercisable at period end (in Shares)	164,250	150,466	121,150
Options vested and exercisable at period end	$ 4.50	$ 4.50	$ 4.50
Options vested and exercisable at period end (in Dollars)	$ 793,108	$ 2,708,396	$ 60,575
Options vested and exercisable at period end	6 years 98 days	0 years	0 years
Weighted average grant-date fair value of options granted during the period	$ 13.00	$ 13.50	$ 5.00